Real Estate Owned (Tables)	12 Months Ended
Dec. 31, 2015
Banking And Thrift [Abstract]
Schedule of Real Estate Owned	SUMMARY OF REAL ESTATE OWNED
December 31,	2015	2014
Commercial properties	$—	$90
Residential properties	—	54
Bank properties	281	378
Total	$281	$522

Summary Of Real Estate Owned Activity

SUMMARY OF REAL ESTATE OWNED ACTIVITY

	Underlying Property
At or for the year ended December 31, 2015	Commercial Properties	Residential Properties	Bank Properties	Total
Balance, beginning of year	$90	$54	$378	$522
Transfers into real estate owned	—	—	909	909
Sale of real estate owned	(90)	(54)	(950)	(1,094)
Write down of real estate owned	—	—	(56)	(56)
Balance, end of year	$—	$—	$281	$281